Summary of Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Balance outstanding	6,578,360	1,278,375	643,750
Weighted Average Exercise Price, Balance outstanding	$ 4.97	$ 3.00	$ 3.00
Warrants granted	270,001	5,299,985	634,625
Weighted Average Exercise Price, granted	$ 4.00	$ 5.45	$ 3.00
Warrants exercised	(779,000)
Weighted Average Exercise Price, exercised	$ 2.00
Warrants expired or forfeited
Weighted Average Exercise Price, expired or forfeited
Warrants, Balance outstanding	6,069,361	6,578,360	1,278,375
Weighted Average Exercise Price, Balance outstanding	$ 4.67	$ 4.97	$ 3.00
Warrants, Balance exercisable	5,969,361	6,378,360
Weighted Average Exercise Price, Balance exercisable	$ 4.68	$ 5.00